SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Accounting Policies [Abstract]
ARO, ending balance			$ 51,091	$ 48,313	$ 48,313	$ 45,535
Accretion expense	$ 694	$ 694	1,389	$ 1,389	2,778	2,778
ARO, ending balance	52,480		52,480		51,091	48,313
Less: ARO - current	2,778		2,778		2,778
ARO, net of current portion	$ 49,702		$ 49,702		$ 48,313	$ 45,535